Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from changes in instrument-specific credit risk	¥ 0	¥ 0	¥ 0
Aggregate unpaid loan principal balance	16,873	18,362
Aggregate loan fair value	17,260	19,232
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance	387	870
Investment funds fair value	37,631	24,894
Other assets	15,008	22,116
Policy Liabilities and Policy Account Balances	444,010	605,520
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	(663)	31	(71)
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	961	1,277	(202)
Investment funds fair value	22,365	15,400
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment funds fair value	5,665	7,453
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	15,008	22,116
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	444,010	605,520
Investments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	1,456	699	¥ (4)
Foreign Corporate Debt Securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	(181)	(31)
Investment funds fair value	8,882	1,026
Equity securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment funds fair value	22,365	15,400
Foreign government bond securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	(12)	(12)
Investment funds fair value	¥ 719	¥ 1,015